Subsequent events (Details Narrative)						1 Months Ended		4 Months Ended		6 Months Ended
	Sep. 23, 2025 GBP (£)	Jul. 03, 2025 USD ($) $ / shares shares	Mar. 21, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Nov. 10, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 15, 2025 USD ($) $ / shares shares	May 15, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 € / shares	May 31, 2025 $ / shares	May 31, 2025 EUR (€)	May 15, 2025 EUR (€) € / shares shares	Mar. 24, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 27, 2025 USD ($)	Jan. 27, 2025 EUR (€)	Dec. 31, 2024 EUR (€) € / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 31, 2024 USD ($)	May 31, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Nov. 30, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Subsequent Event [Line Items]
Increase the amount of shareholder equity | $				$ (68,770,018)			$ (68,770,018)			$ (8,004,374)																		$ (44,617,035)						$ (22,568,663)														$ (14,445,660)
Unsecured term loans				$ 3,500,000			$ 3,500,000													€ 2,800,000	$ 2,500,000	€ 2,000,000
Common stock, shares issued				25,000,042			25,000,042			44,226,638										25,000,042														21,667,738	21,667,738
Common stock, par value | (per share)				$ 0.002			$ 0.002				€ 0.002									€ 0.002														$ 0.002	€ 0.002
Unsecured convertible loan				$ 46,392,310			$ 46,392,310																											$ 15,800,000	€ 12,629,000
IPO [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares sold										50,000,088
Shares issued price per share | $ / shares										$ 0.002
IPO [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of shares sold										25,000,044
Shares issued price per share | $ / shares										$ 0.001
Unsecured Shareholder Term Loans [Member]
Subsequent Event [Line Items]
Loan amount													€ 1,849,502															2,400,000
Unsecured convertible loan								$ 3,500,000						€ 2,800,000		$ 1,900,000	€ 1,500,000			€ 2,000,000
Borrow amount																1,000,000	800,000
Unsecured Shareholder Term Loans [Member] | IPO [Member]
Subsequent Event [Line Items]
Principal debt								$ 12,500,000						€ 10,000,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Subsequent Event [Line Items]
Interest accrued rate per annum				10.00%	15.00%		15.00%
Loan borrow amount					$ 33,600,000																		€ 26,901,566
Loan amount				$ 3,000,000			$ 3,000,000									3,000,000	2,300,000			€ 2,800,000	$ 2,500,000	€ 4,800,000		$ 3,700,000	€ 3,000,000	$ 11,200,000	€ 9,000,000	$ 11,200,000	€ 9,000,000	$ 3,600,000	€ 2,900,000	$ 1,600,000	€ 1,300,000	$ 1,800,000	€ 1,500,000	$ 1,000,000	€ 800,000	$ 2,000,000	€ 1,600,000	$ 1,600,000	€ 1,300,000	$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000	$ 1,600,000	€ 1,300,000	$ 2,000,000	€ 1,600,000
Interest rate percentage				12.85%			12.85%	15.00%						15.00%						12.85%
Principal debt					32,300,000																		25,829,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | IPO [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal debt					$ 12,500,000																		€ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate subscription price | (per share)								$ 3.25						€ 3.00
Increase the amount of shareholder equity | $								$ 5,300,000
Unsecured term loans to equity								$ 6,000,000	€ 4,800,000
Percentage of discount on share price								25.00%	25.00%
Common stock, shares issued								1,599,999						1,599,999
Common stock, par value | € / shares														€ 0.001
Share price | $ / shares								$ 5
Converted price | $ / shares								5
Total cost | $															$ 960,000
Subsequent Event [Member] | Loan Conversion One [Member]
Subsequent Event [Line Items]
Converted price | $ / shares								$ 5
Loan amount converted								$ 31,100,000	€ 24,890,841
Shares issued upon loan conversion								6,597,710	6,597,710
Subsequent Event [Member] | Loan Conversion Two [Member]
Subsequent Event [Line Items]
Converted price | $ / shares								$ 5
Loan amount converted								$ 1,200,000	€ 985,362
Shares issued upon loan conversion								246,340	246,340
Subsequent Event [Member] | Loan Conversion Three [Member]
Subsequent Event [Line Items]
Converted price | $ / shares								$ 5
Loan amount converted								$ 1,300,000	€ 1,035,362
Shares issued upon loan conversion								258,840	258,840
Subsequent Event [Member] | Reverse Split [Member]
Subsequent Event [Line Items]
Aggregate subscription price | $ / shares								$ 3.375
Percentage of discount on share price								25.00%	25.00%
Common stock, shares issued								1,777,777						1,777,777
Common stock, par value | € / shares														€ 0.002
Share price | $ / shares								$ 5
Subsequent Event [Member] | Reverse Split [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate subscription price | $ / shares												$ 5.00
Subsequent Event [Member] | Reverse Split [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate subscription price | $ / shares												$ 4.50
Subsequent Event [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Number of shares issued						2,091,717
Share options were exercised						2,091,717
Exercise price per option | $ / shares						$ 1.50
Share options were exercised, value | $						$ 3,137,575.50
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Aggregate subscription price | $ / shares								$ 4.50
Number of shares sold			4,444,445
Shares issued price per share | $ / shares			$ 4.50
Gross proceeds | $			$ 20,000,000
Subsequent Event [Member] | IPO [Member] | Ordinary Shares One [Member]
Subsequent Event [Line Items]
Number of shares issued								733,079	733,079
Aggregate subscription price | (per share)								$ 1,834						1,466.16
Subsequent Event [Member] | IPO [Member] | Ordinary Shares Two [Member]
Subsequent Event [Line Items]
Number of shares issued								27,371	27,371
Aggregate subscription price | (per share)								$ 68.53						54.75
Common stock, par value | € / shares														0.002
Subsequent Event [Member] | IPO [Member] | Ordinary Shares Three [Member]
Subsequent Event [Line Items]
Number of shares issued								28,760	28,760
Aggregate subscription price | (per share)								$ 71.99						57.52
Common stock, par value | € / shares														€ 0.002
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Number of shares issued		9,000,000
Warrants issued to purchase shares		18,000,000
Aggregate subscription price | $ / shares		$ 1.50
Gross proceeds from issuance | $		$ 13,500,000
Subsequent Event [Member] | Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Subsequent Event [Line Items]
Interest accrued rate per annum	4.95
Interest accrued rate per annum	1.25%
Loan amount																$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000
Subsequent Event [Member] | Loan Note Instrument [Member]
Subsequent Event [Line Items]
Unsecured convertible loan								$ 13,140,000						€ 10,500,000
Subsequent Event [Member] | Loan Note Instrument [Member] | IPO [Member]
Subsequent Event [Line Items]
Common stock, par value | € / shares														€ 0.002
Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Revolving credit facility amount | £	£ 2,000,000